Investment in Associate (Details 2) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statements [Line Items]
Current assets	$ 4,946	$ 3,794
Current liabilities	3,208	2,568
Non-current liabilities	24,050	24,965
Equity	147,602	145,641	$ 148,557	$ 9,619
Company's share in equity - 44.0% and 36.4%	101,449	96,531
Stimunity S.A. [Member]
Statements [Line Items]
Current assets	1,600	1,300
Non-current assets
Current liabilities	700	300
Non-current liabilities	100	10
Equity	800	900
Company's share in equity - 44.0% and 36.4%	$ 400	$ 300